Debt and Derivatives - Schedule of Interest Rate Swap with Notional Value (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Derivative [Line Items]
Floating rate debt	$ 2,000,000,000
Credit Suisse
Derivative [Line Items]
Derivative, description of terms	September 30, 2022 through September 30, 2025
Derivative, inception date	Sep. 30, 2022
Derivative, maturity date	Sep. 30, 2025
Floating rate debt	$ 500,000,000
Fixed rate	3.4165%
Morgan Stanley
Derivative [Line Items]
Derivative, description of terms	September 30, 2022 through September 30, 2025
Derivative, inception date	Sep. 30, 2022
Derivative, maturity date	Sep. 30, 2025
Floating rate debt	$ 1,050,000,000
Fixed rate	3.42%
Credit Agricole Corporate and Investment Bank
Derivative [Line Items]
Derivative, description of terms	September 30, 2022 through September 30, 2025
Derivative, inception date	Sep. 30, 2022
Derivative, maturity date	Sep. 30, 2025
Floating rate debt	$ 450,000,000
Fixed rate	3.5241%